UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4215

DREYFUS PREMIER GNMA FUND, INC. - Dreyfus GNMA Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	04/30
Date of reporting period:	7/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus GNMA Fund, Inc.
July 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--115.5%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Auto Receivables--12.0%
BMW Vehicle Lease Trust,
Ser. 2009-1, Cl. A1	0.79	6/15/10	1,915,521	1,917,046
Capital Auto Receivables Asset
Trust, Ser. 2008-2, Cl. A2A	3.74	3/15/11	2,036,001	2,053,501
Capital Auto Receivables Asset
Trust, Ser. 2006-2, Cl. A3A	4.98	5/15/11	1,704,255	1,730,635
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. A3A	5.00	4/15/11	1,601,340	1,619,947
Capital One Prime Auto Receivables
Trust, Ser. 2007-2, Cl. A3	4.89	1/15/12	8,096,770	8,252,252
Capital One Prime Auto Receivables
Trust, Ser. 2007-1, Cl. A3	5.47	6/15/11	1,009,947	1,022,608
Carmax Auto Owner Trust,
Ser. 2009-1, Cl. A1	1.66	5/7/10	2,909,691	2,913,847
Carmax Auto Owner Trust,
Ser. 2005-2, Cl. A4	4.34	9/15/10	2,427,598	2,444,507
Carmax Auto Owner Trust,
Ser. 2007-1, Cl. A3	5.24	7/15/11	936,614	950,134
Chase Manhattan Auto Owner Trust,
Ser. 2006-B, Cl. A3	5.13	5/15/11	97,971	98,194
Chase Manhattan Auto Owner Trust,
Ser. 2006-A, Cl. A4	5.36	1/15/13	1,866,871	1,870,116
Daimler Chrysler Auto Trust,
Ser. 2008-A, Cl. A2B	1.15	10/8/10	940,903 a	941,178
Daimler Chrysler Auto Trust,
Ser. 2008-B, Cl. A2B	1.23	7/8/11	2,035,349 a	2,036,810
Daimler Chrysler Auto Trust,
Ser. 2006-D, Cl. A3	4.98	2/8/11	1,815,898	1,832,636
Daimler Chrysler Auto Trust,
Ser. 2006-B, Cl. A3	5.33	8/8/10	131,132	131,244

Ford Credit Auto Owner Trust,
Ser. 2008-C, Cl. A2B	1.19	1/15/11	3,068,416 a	3,070,993
Ford Credit Auto Owner Trust,
Ser. 2008-C, Cl. A2A	3.72	1/15/11	1,846,250	1,860,766
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. A3	5.16	11/15/10	3,768,368	3,791,399
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. A3	5.26	10/15/10	955,304	958,318
Harley-Davidson Motorcycle Trust,
Ser. 2009-2, Cl. A1	0.72	7/15/10	3,600,000	3,602,732
Honda Auto Receivables Owner
Trust, Ser. 2009-3, Cl. A1	0.75	7/15/10	2,700,000	2,700,865
Honda Auto Receivables Owner
Trust, Ser. 2009-2, Cl. A1	1.32	5/17/10	2,026,401	2,030,059
Honda Auto Receivables Owner
Trust, Ser. 2008-1, Cl. A2	3.77	9/20/10	4,196,647	4,221,861
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A3	5.10	3/18/11	3,449,474	3,497,939
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A3	5.12	10/15/10	1,097,457	1,103,511
Honda Auto Receivables Owner
Trust, Ser. 2007-2, Cl. A3	5.46	5/23/11	1,209,371	1,231,345
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A3	5.11	4/15/11	177,188	179,367
Nissan Auto Lease Trust,
Ser. 2009-A, Cl. A1	1.04	6/15/10	1,590,382	1,592,628
Nissan Auto Receivables Owner
Trust, Ser. 2005-C, Cl, A4	4.31	3/15/11	1,383,785	1,389,425
Nissan Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A4	4.77	7/15/11	5,724,373	5,789,172
Nissan Auto Receivables Owner
Trust, Ser. 2007-A, Cl. A3	5.10	11/15/10	1,709,977	1,722,078
Nissan Auto Receivables Owner
Trust, Ser. 2006-B, Cl. A4	5.22	11/15/11	1,590,939	1,619,109
USAA Auto Owner Trust,
Ser. 2005-4, Cl. A4	4.89	8/15/12	3,565,329	3,613,457
USAA Auto Owner Trust,

Ser. 2008-1, Cl. A2	4.27	10/15/10	33,417	33,464
USAA Auto Owner Trust,
Ser. 2005-3, Cl. A4	4.63	5/15/12	5,764,739	5,804,017
USAA Auto Owner Trust,
Ser. 2006-1, Cl. A4	5.04	12/15/11	2,843,926	2,893,274
USAA Auto Owner Trust,
Ser. 2006-3, Cl. A3	5.36	2/15/11	72,740	72,872
USAA Auto Owner Trust,
Ser. 2007-1, Cl. A3	5.43	10/17/11	2,599,987	2,645,765
Volkswagen Auto Loan Enhanced
Trust, Ser. 2008-1, Cl. A2	3.71	4/20/11	3,684,859	3,711,862
WFS Financial Owner Trust,
Ser. 2005-3, Cl. A4	4.39	5/17/13	948,904	950,845
				89,901,778
Asset-Backed Ctfs./Credit Cards--2.2%
American Express Credit Account
Master Trust, Ser. 2004-4,
Cl. A	0.38	3/15/12	1,075,000 a	1,074,830
Bank One Issuance Trust,
Ser. 2004-A6, Cl. A6	3.94	4/16/12	2,600,000	2,603,193
Capital One Multi-Asset Execution
Trust, Ser. 2007-A9, Cl. A9	4.95	8/15/12	8,040,000	8,106,520
Chase Issuance Trust,
Ser. 2007-A14, Cl. A14	0.54	9/15/11	310,000 a	309,951
GE Capital Credit Card Master Note
Trust, Ser. 2006-1, Cl. A	5.08	9/15/12	2,700,000	2,704,842
MBNA Master Credit Card Trust,
Ser. 1999-J, Cl.A	7.00	2/15/12	1,700,000	1,712,298
				16,511,634
Asset-Backed Ctfs./Home Equity Loans--.4%
Citicorp Residential Mortgage
Securities, Ser. 2007-2,
Cl. A1A	5.98	6/25/37	1,443,186 a	1,428,392
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M5	6.92	9/25/37	875,000	50,495
Equivantage Home Equity Loan

Trust, Ser. 1997-1, Cl. A4	7.78	3/25/28	382,569 a	300,198
GE Capital Mortgage Services,
Ser. 1999-HE1, Cl. A7	6.27	4/25/29	411,963	366,491
JP Morgan Mortgage Acquisition,
Ser. 2007-CH1, Cl. MF2	5.84	11/25/36	2,325,000 a	557,628
				2,703,204
Commercial Mortgage Pass-Through Ctfs.--.4%
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	0.57	1/25/37	2,015,409 a,b	1,082,557
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. F	0.78	3/6/20	2,275,000 a,b	1,589,298
				2,671,855
Residential Mortgage Pass-Through Ctfs.--.6%
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	5.32	12/25/34	1,640,890 a	1,177,501
J.P. Morgan Alternative Loan
Trust, Ser. 2007-A1, Cl. 1A2A	0.35	3/25/37	2,557,895 a	1,692,617
JP Morgan Mortgage Trust,
Ser. 2007-A1, Cl. 3A1	5.01	7/25/35	2,440,167 a	1,587,263
				4,457,381
U.S. Government Agencies/Mortgage-Backed--99.4%
Federal Home Loan Mortgage Corp.:
4.00%, 5/1/10			5,977,598 c	6,064,712
4.50%, 6/1/39			6,991,329 c	7,029,668
5.00%, 3/1/20 - 12/1/35			15,249,256 c	15,669,143
5.50%, 4/1/38 - 10/1/38			22,351,885 c	23,179,585
6.00%, 5/15/18			934,160 c	942,981
Ser. 2911, Cl. BU, 5.00%,
9/15/23			857,870 c	862,027
Ser. 2931, Cl. DA, 4.00%,
7/15/14			1,859,929 c	1,869,824
Federal National Mortgage Association:
5.50%			1,385,000 c,d	1,434,990
6.00%			6,000,000 c,d	6,269,064
6.50%			19,360,000 c,d	20,706,140
4.50%, 3/1/39			6,949,336 c	7,001,941

5.00%, 12/1/09 - 12/1/36	12,780,919 c	13,107,734
Pass-through Ctfs.,
Ser. 2005-63, Cl. PA 5.50%,
10/25/24	563,444 c	567,932
5.50%, 10/25/24 - 7/1/39	13,900,861 c	14,415,155
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33	931,300 c	899,701
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34	3,198,068 c	3,343,176
Government National Mortgage Association I:
4.50%	47,990,000 d	48,349,925
5.00%	16,505,000 d	16,945,997
6.50%	18,805,000 d	20,006,752
4.50%, 5/15/39 - 7/15/39	10,572,688	10,673,086
5.00%, 5/15/33 - 10/15/35	47,118,142	48,619,331
5.50%, 6/15/20 - 3/15/39	127,973,585	133,783,420
6.00%, 10/15/19 - 3/15/39	98,291,306	103,568,410
6.50%, 8/15/10 - 2/15/39	7,235,740	7,722,884
7.00%, 11/15/22 - 12/15/22	13,533	14,824
7.50%, 2/15/17 - 5/15/26	4,845,825	5,390,970
8.00%, 8/15/21 - 12/15/22	2,140,234	2,407,405
8.50%, 12/15/16 - 12/15/22	1,855,320	2,073,350
9.00%, 1/15/19 - 12/15/22	1,657,548	1,873,903
9.50%, 3/15/18 - 1/15/25	420,970	477,598
Ser. 2004-43, Cl. A, 2.82%,
12/16/19	635,403	641,219
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	1,164,410	1,172,442
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	3,613,145	3,704,978
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	2,807,343	2,888,410
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	7,060,641	7,183,891
Ser. 2004-51, Cl. A 4.15%,

2/16/18	292,832	296,451
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	584,392	588,423
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	2,204,901	2,262,916
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	2,324,193	2,375,808
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	2,752,963	2,818,539
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	799,844	821,197
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	2,721,000	2,761,787
Government National Mortgage Association II:
4.50%	24,200,000 d	24,328,744
5.00%	33,655,000 d	34,314,479
5.50%	3,680,000 d	3,828,348
6.00%	14,840,000 d	15,582,000
5.00%, 9/20/33 - 6/20/35	20,000,577	20,567,783
5.50%, 1/20/34 - 12/20/35	47,729,723	49,742,408
6.00%, 12/20/28 - 2/20/39	30,327,019	31,872,909
6.50%, 5/20/31 - 7/20/31	1,628,751	1,759,633
7.00%, 4/20/24 - 4/20/32	8,312,633	9,099,460
7.50%, 9/20/30	110,939	123,635
9.00%, 7/20/25	108,102	124,071
9.50%, 9/20/17 - 2/20/25	85,075	95,582
		744,226,741
U.S. Treasury Notes--.5%
3.50%, 5/31/13	3,460,000 e	3,650,303
4.50%, 2/28/11	315,000 e	332,990
		3,983,293
Total Bonds and Notes
(cost $851,813,531)		864,455,886
	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.17%, 10/15/09

(cost $1,469,480)	1,470,000 [f]	1,469,553

Other Investment--10.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $77,900,000)	77,900,000 [g]	77,900,000
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,083,817)	4,083,817 [g]	4,083,817

Total Investments (cost $935,266,828)	126.6%	947,909,256
Liabilities, Less Cash and Receivables	(26.6%)	(199,107,615)
Net Assets	100.0%	748,801,641

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to $2,671,855 or .4% of net assets.
c	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
d	Purchased on a forward commitment basis.
e	All or a portion of these securities are on loan. At July 31, 2009, the total market value of the fund's securities on loan is $3,983,293 and the total market value of the collateral held by the fund is $4,083,817.
f	All or partially held by a broker as collateral for open financial futures positions.
g	Investment in affiliated money market mutual fund.

STATEMENT OF FINANCIAL FUTURES July 31, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2009 ($)
Financial Futures Long
U.S. Treasury 5 Year Notes	379	43,730,085	September 2009	(69,954)

At July 31, 2009 , the aggregate cost of investment securities for income tax purposes was $935,266,828. Net unrealized appreciation on investments was $12,642,428 of which $19,509,900 related to appreciated investment securities and $6,867,472 related to depreciated investment securities.

STATEMENT OF OPTIONS WRITTEN
July 31, 2009 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
5-Year USD LIBOR-BBA,	12,800,000	a	(55,000)
August 2009 @ 2.91
Federal National Mortgage Association,	14,697,000	a	(123,822)
August 2009 @ 100
Federal National Mortgage Association,	14,703,000	a	(225,515)
September 2009 @ 99.75

Put Options:
5-Year USD LIBOR-BBA,
August 2009 @ 2.91	12,800,000	a	(134,000)
Federal National Mortgage Association,
August 2009 @ 100	14,703,000	a	(161,189)
Federal National Mortgage Association,
September 2009 @ 99.75	14,697,000	a	(41,151)
(Premiums received $1,037,944)			(740,677)

BBA--British Bankers Association LIBOR--London Interbank Offered Rate USD--US Dollar

a	Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

	Level 1 -Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs Unobservable Inputs		Total
Investments in Securities:
U.S. Treasury Securities	-	5,452,846	-	5,452,846
Asset-Backed	-	109,116,616	-	109,116,616
U.S. Government	-	744,226,741	-	744,226,741
Agencies/Mortgage-Backed
Residential Mortgage-Backed	-	4,457,381	-	4,457,381
Commercial Mortgage-Backed	-		-	2,671,855
		2,671,855
Mutual Funds	81,983,817	-	-	81,983,817
Other Financial Instruments+:	-	-	-	-
Liabilities ($)
Other Financial Instruments+:	(621,631)	(189,000)	-	(810,631)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options transactions and swap transactions) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over the-counter are priced at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of the sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses, which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER GNMA FUND, INC.
- Dreyfus GNMA Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 22, 2009

EXHIBIT INDEX

       (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)